UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

600 University Street, Suite 3010
Seattle, Washington 98101-1129

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31, 2008

Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

Kavilco Incorporated

Schedule of Investments

For period ended March 31, 2008 (unaudited)

	Principal amount/shares	Market Value
INVESTMENTS IN SECURITIES
U.S. Government Securities - 6.0%
Federal Home Loan Mortgage Corporation, 6.625%, due June 27, 2022	2,000,000	$2,017,766

Total U.S. government securities (cost $2,000,000)		2,017,766

U.S. Corporate Bonds - 20.2%

Beverage (soft drink) - 2.4%
Coca Cola Enterprises, 8.500%, due February 1, 2012	700,000	813,912

Diversified financial services - 3.0%

General Electric Cap Corp., 8.500%, due July 24, 2008	1,000,000	1,015,159
Entertainment - 0.9%
Walt Disney Company, 5.800%, due October 27, 2008	290,000	294,944
Oil-field services - 1.6%

Smith International Inc., 6.750%, due February 15, 2011	500,000	552,993

Retail store - 6.4%
Wal-Mart Stores, 6.875%, due August 10, 2009	1,000,000	1,055,609

Dayton Hudson, 8.600%, due January 15, 2012	100,000	114,605
Home Depot Inc., 5.250%, due December 16, 2013	1,000,000	978,409

Securities brokerage - 5.9%

Merrill Lynch & Co., 6.375%, due October 15, 2008	1,000,000	1,009,277

Bear Stearns Co. Inc., 7.625%, due December 7, 2009	1,000,000	990,719

Total U.S. corporate obligations (cost $6,637,164)		6,825,627

U.S. Common Stock - 0.5%
Exchange traded funds - 0.2%
StreetTracks Gold Trust	760	68,712

Technology - 0.3%

Microsoft Corp.	3,640	103,303

Total U.S. common stock (cost $83,665)		172,015

U.S. Short-Term Investments - 73.3%
Federated Prime Obligation Fund
Total U.S. short-term investments (cost $24,814,646)	24,814,646	24,814,646

Total investments in securities (identified cost $33,535,475)		$33,830,054

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s President/Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the first fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of President/Chief Executive Officer

3 (a) (2)	Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:	/s/ Louis A. Thompson
Louis A. Thompson
President/Chief Executive Officer

Date: May 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Burns
Scott Burns
Chief Financial Officer

Date: May 14, 2008